Janus Henderson Global Equity Income Fund Average Annual Total Returns - Class D Shares [Member]			12 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended	229 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			21.09%	12.15%	15.27%	12.17%	8.02%
85% MSCI ACWI ex-US High Div Yld/15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			27.98%	10.74%		8.90%	5.47%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			28.25%	8.53%		6.23%	4.45%
Performance Inception Date		Nov. 30, 2006
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.58%	7.98%		6.10%	4.57%
Performance Inception Date	[1]	Nov. 30, 2006
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			29.93%	10.23%		7.75%	5.63%
Performance Inception Date		Nov. 30, 2006

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.